Initial Public Offering (Details) - $ / shares		9 Months Ended
	Aug. 19, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Exercise price of warrants (in Dollars per share)		$ 100	$ 100	$ 200
Common stock warrants, Outstanding		283,430	173,580	50,725
HCM II Acquisition Corp
Class of Stock [Line Items]
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5
Completion days	30 days
Common stock warrants, Outstanding		18,350,000	18,350,000
Minimum threshold written notice period for redemption of public warrants.		30 days	30 days
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days	30 days
HCM II Acquisition Corp | Business Combination [Member]
Class of Stock [Line Items]
Warrant term		5 years	5 years
After completion initial Business Combination			30 days
HCM II Acquisition Corp | Redeemable public warrants
Class of Stock [Line Items]
Number of issued per unit	1
HCM II Acquisition Corp | Public warrant
Class of Stock [Line Items]
Exercise price of warrants (in Dollars per share)	$ 11.5
Common stock warrants, Outstanding			11,500,000
HCM II Acquisition Corp | Warrant
Class of Stock [Line Items]
Exercise price of warrants (in Dollars per share)		$ 1	$ 1
Stock price trigger for redemption of public warrants (in Dollars per share)		18	18
Warrant price per share (in Dollars per share)		$ 0.01	0.01
HCM II Acquisition Corp | Warrant | Business Combination [Member]
Class of Stock [Line Items]
After completion initial Business Combination		30 days
HCM II Acquisition Corp | Private placement warrant
Class of Stock [Line Items]
Price per sale of stock (in Dollars per share)			$ 1
Common stock warrants, Outstanding			6,850,000
HCM II Acquisition Corp | Common Class A [Member]
Class of Stock [Line Items]
Number of issued per unit	1
After completion initial Business Combination		1 year
Stock price trigger for redemption of public warrants (in Dollars per share)		$ 18	$ 18
HCM II Acquisition Corp | Common Class A [Member] | Business Combination [Member]
Class of Stock [Line Items]
After completion initial Business Combination			1 year
HCM II Acquisition Corp | Common Class A [Member] | Warrant
Class of Stock [Line Items]
Number of shares of common stock converted from each warrant		1	1
Exercise price of warrants (in Dollars per share)		$ 11.5	$ 11.5
Initial Public Offering [Member] | HCM II Acquisition Corp
Class of Stock [Line Items]
Number of founder shares purchased by sponsor	23,000,000
Price per sale of stock (in Dollars per share)	$ 10
Initial Public Offering [Member] | HCM II Acquisition Corp | Public warrant
Class of Stock [Line Items]
Number of shares of common stock converted from each warrant	1
Initial Public Offering [Member] | HCM II Acquisition Corp | Warrant
Class of Stock [Line Items]
Warrant term	5 years
Initial Public Offering [Member] | HCM II Acquisition Corp | Common Class A [Member]
Class of Stock [Line Items]
Number of founder shares purchased by sponsor	23,000,000		23,000,000
Price per sale of stock (in Dollars per share)	$ 10
Over-Allotment Option [Member] | HCM II Acquisition Corp
Class of Stock [Line Items]
Number of founder shares purchased by sponsor	3,000,000		3,000,000
Over-Allotment Option [Member] | HCM II Acquisition Corp | Common Class A [Member]
Class of Stock [Line Items]
Number of founder shares purchased by sponsor	3,000,000		3,000,000